Income Taxes - Narrative (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 13, 2022
Operating Loss Carryforwards [Line Items]
Current income tax payable		$ 34,000
Current income tax receivable	$ 58,000
Effective income tax rate	21.00%	21.00%	21.00%
Valuation allowance	$ 21,663,000	$ 14,594,000
Domestic Tax Authority | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	65,600,000
Net operating loss carryforwards, subject to expiration	50,400,000
Net operating loss carryforwards, not subject to expiration	15,200,000
Net operating loss carryforwards subject to limitations	7,600,000
State Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 107,200,000			$ 14,800,000
State Tax Authority | Minimum
Operating Loss Carryforwards [Line Items]
Income tax statute of limitations period	3 years
State Tax Authority | Maximum
Operating Loss Carryforwards [Line Items]
Income tax statute of limitations period	4 years